11007900

# NYSE Euronext

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

Received SEC
JUN 14 2011
Washington, DC 20549

June 14, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS
File # 001-10110

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Banco Bilbao Vizcaya Argentaria, S.A. (Guarantor), BBVA U.S. Senior, S.A. Unipersonal (Issuer) 3.250% Fixed Rate Senior Notes due 2014 of BBVA U.S. Senior, S.A. Unipersonal and Floating Rate Senior Notes due 2014 of BBVA U.S. Senior, S.A. Unipersonal and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 2, 2011. Tentative listing date – June 15, 2011.

Sincerely,